Employee Benefit Plans (Restricted Stock Units Activities) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Jul. 31, 2012
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period	4 years
Number of Units, Oustanding	35,550
Number of Units, Granted	35,550
Weighted Average Grant Date Fair Value, Outstanding	$ 18.68
Weighted Average Grant Date Fair Value, Granted	$ 18.68